Related Party Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Disclosures
Short-term benefits	$ 1.1	$ 0.9	$ 2.1	$ 1.9
Share-based payments	1.4	1.5	6.7	4.1
Total	$ 2.5	$ 2.4	$ 8.8	$ 6.0